Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Share Based Payment Arrangement Warrant Activity

A summary of warrant activity for the year ended December 31, 2023 and 2022 are as follows:

	Number of warrants	Exercise price		Expiry date
Outstanding, December 31, 2022	230,000	CAD$	0.98	April 3, 2023

Expired	(230,000)

Outstanding December 31, 2024 and 2023	-

Schedule of Fair Value of Warrants Assumptions
	December 31, 2022
Exercise price	CAD$	0.98
Stock price	CAD$	0.35
Expected term		0.25 years
Expected dividend yield		-
Expected stock price volatility		77.46%
Risk-free interest rate		3.55%

Schedule of Share Based Payment Arrangement Option Activity

A summary of stock option activity for the stock option plans for the years ended December 31, 2024 and 2023 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2021	6,870,150	$0.48

Granted	2,550,000	0.37
Expired	(506,150)	(0.40)
Cancelled	(285,600)	(0.48)
Outstanding December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.22
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.44)
Outstanding December 31, 2023	8,066,000	$0.39

Granted	2,318,750	0.14
Cancelled	(25,000)	(0.14)
Outstanding December 31, 2024	10,359,750	$0.31

Schedule of Share Based Payment Arrangement Option Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2024:

Exercise prices per share		Number outstanding	Number exercisable	Expiry date
CAD$	0.20	2,293,750	412,875	March 25, 2029
CAD$	0.30	1,845,000	811,800	February 21, 2028
CAD$	0.45	1,930,400	1,734,488	June 30, 2025
CAD$	0.50	789,600	752,100	February 1, 2026
CAD$	0.50	2,295,000	1,560,600	February 1, 2027
CAD$	0.66	200,000	164,000	July 12, 2026
CAD$	1.02	1,006,000	886,000	April 6, 2026
		10,359,750	6,321,863